Exhibit 99.1

World Omni Auto Receivables Trust 2023-A
Monthly Servicer Certificate
December 31, 2025

Dates Covered
Collections Period	12/01/25 - 12/31/25
Interest Accrual Period	12/15/25 - 01/14/26
30/360 Days	30
Actual/360 Days	31
Distribution Date	01/15/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/25	241,558,403.92	15,199
Yield Supplement Overcollateralization Amount 11/30/25	13,398,898.24	0
Receivables Balance 11/30/25	254,957,302.16	15,199
Principal Payments	12,423,526.80	347
Defaulted Receivables	515,552.61	19
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/25	12,356,304.95	0
Pool Balance at 12/31/25	229,661,917.80	14,833

Pool Statistics	$ Amount	# of Accounts
Pool Factor	21.67%
Prepayment ABS Speed	1.20%
Aggregate Starting Principal Balance	1,116,806,264.43	45,522

Delinquent Receivables:
Past Due 31-60 days	6,041,562.18	268
Past Due 61-90 days	2,111,127.89	86
Past Due 91-120 days	563,971.66	24
Past Due 121+ days	0.00	0
Total	8,716,661.73	378

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.60%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	1.11%
Delinquency Trigger Occurred	NO

Recoveries	367,158.67
Aggregate Net Losses/(Gains) - December 2025	148,393.94
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.70%
Prior Net Losses/(Gains) Ratio	1.22%
Second Prior Net Losses/(Gains) Ratio	0.26%
Third Prior Net Losses/(Gains) Ratio	-0.11%
Four Month Average	0.52%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.66%

Overcollateralization Target Amount	5,038,175.22
Actual Overcollateralization	5,038,175.22
Weighted Average Contract Rate	5.97%
Weighted Average Contract Rate, Yield Adjusted	10.04%
Weighted Average Remaining Term	33.09

Flow of Funds	$ Amount
Collections	14,105,955.53
Investment Earnings on Cash Accounts	17,890.97
Servicing Fee	(212,464.42)
Transfer to Collection Account	-
Available Funds	13,911,382.08

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	755,632.09
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	126,714.08
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	65,772.00
(7) Noteholders' Third Priority Principal Distributable Amount	6,858,310.90
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,038,175.22
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,066,777.79

Total Distributions of Available Funds	13,911,382.08

Servicing Fee	212,464.42
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	962,280,000.00
Original Class B	30,230,000.00
Original Class C	15,120,000.00

Total Class A, B, & C
Note Balance @ 12/15/25	236,520,228.70
Principal Paid	11,896,486.12
Note Balance @ 01/15/26	224,623,742.58

Class A-1
Note Balance @ 12/15/25	0.00
Principal Paid	0.00
Note Balance @ 01/15/26	0.00
Note Factor @ 01/15/26	0.0000000%

Class A-2a
Note Balance @ 12/15/25	0.00
Principal Paid	0.00
Note Balance @ 01/15/26	0.00
Note Factor @ 01/15/26	0.0000000%

Class A-2b
Note Balance @ 12/15/25	0.00
Principal Paid	0.00
Note Balance @ 01/15/26	0.00
Note Factor @ 01/15/26	0.0000000%

Class A-3
Note Balance @ 12/15/25	93,560,228.70
Principal Paid	11,896,486.12
Note Balance @ 01/15/26	81,663,742.58
Note Factor @ 01/15/26	29.1781273%

Class A-4
Note Balance @ 12/15/25	97,610,000.00
Principal Paid	0.00
Note Balance @ 01/15/26	97,610,000.00
Note Factor @ 01/15/26	100.0000000%

Class B
Note Balance @ 12/15/25	30,230,000.00
Principal Paid	0.00
Note Balance @ 01/15/26	30,230,000.00
Note Factor @ 01/15/26	100.0000000%

Class C
Note Balance @ 12/15/25	15,120,000.00
Principal Paid	0.00
Note Balance @ 01/15/26	15,120,000.00
Note Factor @ 01/15/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	948,118.17
Total Principal Paid	11,896,486.12
Total Paid	12,844,604.29

Class A-1
Coupon	4.86700%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.18000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
SOFR Rate	3.98385%
Coupon	4.41385%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	4.83000%
Interest Paid	376,579.92
Principal Paid	11,896,486.12
Total Paid to A-3 Holders	12,273,066.04

Class A-4
Coupon	4.66000%
Interest Paid	379,052.17
Principal Paid	0.00
Total Paid to A-4 Holders	379,052.17

Class B
Coupon	5.03000%
Interest Paid	126,714.08
Principal Paid	0.00
Total Paid to B Holders	126,714.08

Class C
Coupon	5.22000%
Interest Paid	65,772.00
Principal Paid	0.00
Total Paid to C Holders	65,772.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.9409388
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.8064033
Total Distribution Amount	12.7473421

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.3455049
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	42.5056671
Total A-3 Distribution Amount	43.8511720

A-4 Interest Distribution Amount	3.8833334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.8833334

B Interest Distribution Amount	4.1916666
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.1916666

C Interest Distribution Amount	4.3500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.3500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	576.50
Noteholders' Principal Distributable Amount	423.50

Account Balances	$ Amount
Reserve Account
Balance as of 12/15/25	5,038,175.22
Investment Earnings	15,321.90
Investment Earnings Paid	(15,321.90)
Deposit/(Withdrawal)	-
Balance as of 01/15/26	5,038,175.22
Change	-

Required Reserve Amount	5,038,175.22

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,344,050.00	2,031,972.88	1,957,914.12
Number of Extensions	106	89	85
Ratio of extensions to Beginning of Period Receivables Balance	0.92%	0.76%	0.69%